Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial Assets and Liabilities [Abstract]
Schedule of Financial Assets

The following table sets out the financial assets as at the end of the reporting period:

	June 30,	December 31,
	2026	2025
Financial assets
Cash	$13,070	$19,033
Accounts receivable and other receivables, net	44	4,839
Receivable for private company shares	-	8,978
Loans receivable*	91	110
Investment in private company shares	6,978	-
Total	$20,183	$32,960

*	Loans receivable for the six months ended June 30, 2026 and December 31, 2025 is presented in the statement of financial position under prepayments and other current assets.

Schedule of Financial Asset at Amortized Cost	At the end of our reporting period ended June 30, 2026, management created an allowance for accounts receivable due from its disposed subsidiary (Juve Stabia) in the amount of $3,114.

Financial Asset at Amortized Cost	12-Month or Lifetime ECL	Gross Carrying Amount USD	Loss Allowance USD	Net carrying Amount USD
June 30, 2026
Accounts receivable – Juve Stabia (former subsidiary)	Lifetime ECL - credit-impaired	$3,114	$3,114	$-
Accounts receivable	Lifetime ECL - Not credit-impaired	$124	$80	$44
Other receivables	12-month ECL	-	-	-
		$3,238	$3,194	$44
December 31, 2025
Accounts receivable	Lifetime ECL - Not credit-impaired	$5,848	$1,009	$4,839
Other receivables	12-month ECL	-	-	-
		$5,848	$1,009	$4,839

Schedule of Allowance for Expected Credit Losses
	June 30,	December 31,
	2026	2025
Financial assets
Opening ECL Allowance	$1,009	$9
ECL allowance – Juve Stabia acquisition	-	292
Amount reclassified to discontinued operations	(929)	-
Increase in lifetime ECL - charged to profit or loss	3,114	1,740
Write-offs during the year (against ECL)	-	(1,032)
Total ECL Allowance	$3,194	$1,009

Schedule of Financial Liablities

The following table sets out the financial liabilities as at the end of the reporting period:

	June 30,	December 31,
	2026	2025
Accounts payable and other payables	$944	$16,166
Accruals and other current liabilities	7,202	1,644
Long-term payables and other long-term liabilities	118	6,931
	$8,264	$24,741